Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended
	Jan. 12, 2016	Jun. 02, 2008	Oct. 21, 2015	Mar. 14, 2016
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		1,962,338
Stock Award 2016 Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Grants in Period, Maximum Number				2,000,000
Common Stock, Capital Shares Reserved for Future Issuance				9,000,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 2,100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues	21,153,997
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	6,081,858
Subsequent Event [Member] | Convertible Notes, Accrued Interest [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 28,652
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	7,400,000
Debt Conversion, Converted Instrument, Amount	$ 2,100,000
Shares Issued, Price Per Share	$ 0.35
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of Liquidity Damages to Purchase Price of Units	1.00%
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of Liquidity Damages to Purchase Price of Units	10.00%